CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Financial Data for Reportable Operating Segments) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Revenue		$ 152,709	$ 126,551
Operating income (loss)		8,182	12,462
Financial expenses, net		779	(735)
Income before taxes on income		8,961	11,727
Taxes on income		(2,695)	(1,822)
Net income		6,266	9,905
Depreciation and amortization Expenses		7,333	6,222
Satellite Networks [Member]
Segment Reporting Information [Line Items]
Revenue		97,378	74,273
Operating income (loss)		8,459	11,206
Depreciation and amortization Expenses		4,817	2,706
Integrated Solutions [Member]
Segment Reporting Information [Line Items]
Revenue		24,619	25,619
Operating income (loss)		(1,906)	(1,457)
Depreciation and amortization Expenses		1,419	1,622
Network Infrastructure and Services [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	30,712	26,659
Operating income (loss)	[1]	1,629	2,713
Depreciation and amortization Expenses		1,097	1,894
Revenues from construction performance obligations		$ 11,059	$ 5,558

[1]	During the six months ended June 30, 2024 and June 30, 2023, the Company recognized revenues from construction performance obligations in the amount of $11,059 and $5,558, respectively, which are presented under Network Infrastructure and Services operating segment.